Expense Example, No Redemption {- Fidelity Sustainability U.S. Equity Fund} - NF_05.31 Fidelity Sustainability U.S. Equity Fund - AMCIZ PRO-01 - Fidelity Sustainability U.S. Equity Fund	Jun. 09, 2021 USD ($)
Fidelity Sustainability U.S. Equity Fund: Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	1,072
Fidelity Sustainability U.S. Equity Fund: Class M
Expense Example, No Redemption:
1 Year	488
3 Years	933
Fidelity Sustainability U.S. Equity Fund: Class C
Expense Example, No Redemption:
1 Year	193
3 Years	755
Fidelity Sustainability U.S. Equity Fund: Class I
Expense Example, No Redemption:
1 Year	92
3 Years	450
Fidelity Sustainability U.S. Equity Fund: Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	$ 409